Note 12 - Value Add Tax ("VAT")	12 Months Ended
Dec. 31, 2011
VALUE ADDED TAX ("VAT")
VALUE ADDED TAX ("VAT")

12.              VALUE ADDED TAX (“VAT”)

According to the value-added tax policy from the relevant tax authorities, the sales are subject to an output VAT, while the purchase of products is subject to an input VAT. VAT payable or receivable is the net difference between periodic output VAT and deductible input VAT. The revenue, expenses and assets are recognized net of the amount of VAT except where the VAT incurred in a purchase of assets or services is not recoverable from taxation authority, in which case the VAT is recognized as part of the cost of acquisition of the assets or as part of the expenses item as applicable. Receivable and payable that are stated with the VAT incurred. The net amount of VAT recoverable from, or payable to, the taxation authority is included as part of receivable or payable in the balance sheet.

The VAT rates of our Operating Subsidiaries in various tax jurisdictions are:

China	17%
Singapore	7%
Thailand	6%
Australia	10%